SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) (Parenthetical) - USD ($)		12 Months Ended
	Dec. 15, 2022	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Impairment loss		$ 307,734
Asset Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate consideration	$ 5,980,000
Market value of asset	$ 5,980,000